Offerings - Offering: 1	Aug. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	26,157,453,644
Proposed Maximum Offering Price per Unit	0.0004
Maximum Aggregate Offering Price	$ 10,462,981.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,444.94
Offering Note	This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended (the “Securities Act”) solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is the average of the high price ($2.27) and low price ($2.00) for the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on 14 August, 2026.

Represents 26,157,453,644 Class A Ordinary Shares issuable under our 2026 Equity Second Incentive Plan, dated as of August 14, 2026 (the “2026 Second Plan”). Pursuant to Rule 416(a) of the Securities Act, the number of Class A Ordinary Shares registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.